Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan Amendment (Details) - RUB (₽) ₽ in Thousands				1 Months Ended	12 Months Ended
	May 08, 2021	May 08, 2020	May 08, 2019	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management incentive agreement
Total sharebased-payment expense, excluding social taxes					₽ 24,654	₽ 23,597	₽ 15,025
Social taxes payable					7,453	4,068
Cash-settled awards
Management incentive agreement
Social taxes					7,374	5,071	3,603
Social taxes payable					2,020	1,561
2016 Headhunter Unit Option Plan
Management incentive agreement
Expense from equity-settled awards					14,489	35,500	88,438
2016 Headhunter Unit Option Plan | Equity Settled Awards [Member]
Management incentive agreement
Social taxes					144,029	115,974	40,548
Social taxes payable					₽ 300,551	₽ 156,522	40,548
Amendment to 2016 HeadHunter Unit Option Plan
Management incentive agreement
Awards settled In cash, vesting percentage				25.00%
Awards settled in equity, vesting percentage				18.75%
Incremental fair value recognized on modification				₽ 10,815
Fair value recognized on additional share awards							₽ 28,000
Amendment to 2016 HeadHunter Unit Option Plan | Initial public offering
Management incentive agreement
Awards settled In cash, vesting percentage			25.00%
Awards settled in equity, vesting percentage	37.50%	37.50%